Annual Total Returns [BarChart] - First Trust BuyWrite Income ETF - First Trust BuyWrite Income ETF	Feb. 01, 2021
Bar Chart Table:
2015	2.14%
2016	12.19%
2017	13.92%
2018	(9.12%)
2019	17.45%
2020	(6.54%)